Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, cash flow and net investment hedging (Details) - Derivatives designated as fair value hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	159,182	138,015
Change in fair value used as a basis to determine ineffectiveness	£ 1,498	£ 331
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	138,354	123,016
Change in fair value used as a basis to determine ineffectiveness	£ 861	£ 261
Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	20,828	14,999
Change in fair value used as a basis to determine ineffectiveness	£ 637	£ 70
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	165	178
Hedging instrument, liabilities	(434)	(533)
Derivatives | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	26	2
Hedging instrument, liabilities	(3)	(2)
Derivatives | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	139	176
Hedging instrument, liabilities	(431)	(531)
Loan liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0